Financial Instruments, Financial Risks and Capital Risks Management - Summary of Current Credit Risk Grading Framework (Detail)	12 Months Ended
Dec. 31, 2022
Performing [member]
Disclosure in tabular form of current risk grading framework [line items]
Description of credit risk	The counterparty has a low risk of default and does not have any past-due amounts
Basis for recognizing ECL	12-month ECL
Doubtful [Member]
Disclosure in tabular form of current risk grading framework [line items]
Description of credit risk	There has been a significant increase in credit risk since initial recognition
Basis for recognizing ECL	Lifetime ECL- not credit-impaired
In Default [Member]
Disclosure in tabular form of current risk grading framework [line items]
Description of credit risk	There is evidence indicating the asset is credit impaired
Basis for recognizing ECL	Lifetime ECL - credit impaired
Write-off [Member]
Disclosure in tabular form of current risk grading framework [line items]
Description of credit risk	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery
Basis for recognizing ECL	Amount is written off